Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,819,019)	$ (2,637,804)	$ (5,401,754)	$ (4,477,975)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses	580,008	202,376	614,684	63,573
Depreciation and amortization	8,015	7,784	15,054	36,885
Amortization of loan costs	26,844	$ 26,845	53,689	$ 48,281
Changes in assets - (increase) decrease:
Other receivables	(79,714)		$ (25,882)
Prepaid expenses	(14,527)
Deposits	3,490			$ (4,875)
Loan costs				(15,450)
Changes in liabilities - increase (decrease):
Accounts payable and accrued expenses	342,021	$ (177,257)	$ 554,867	$ 373,964
Deferred rent	(8,315)	(7,132)	(20,415)
Deferred salary	$ (147,904)	$ 444,977	$ 907,598	$ 952,903
Payable for Rights Sales Agreement				1,500,000
NET CASH USED IN OPERATING ACTIVITIES	$ (2,109,101)	$ (2,140,211)	$ (3,302,159)	(1,522,805)
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans receivable originated	(3,529,882)	(1,420,002)	(4,781,022)	(403,000)
Loans receivable repaid	584,186	$ 49,995	276,077	$ 43,911
Purchase of property & equipment	$ (19,117)		$ (9,009)
Advances to officer				$ (267,832)
Advances to IEG Holdings Limited ACN 131 987 838				(966,620)
NET CASH USED IN INVESTING ACTIVITIES	$ (2,964,813)	$ (1,370,007)	$ (4,513,954)	(1,593,541)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term debt		1,175,000	1,730,000	250,000
Proceeds from short-term loans	$ 400,000	350,000	669,980	500,000
Payments on short-term loans	$ (400,000)	(490,000)	(419,980)	(360,000)
Deposit on preferred shares to be issued		375,011	1,834,112	$ 936,763
Preferred dividends paid	$ (113,892)	$ (29,918)	(114,115)
Proceeds from issuance of preferred stock	$ 5,687,714
Proceeds from issuance of common stock		$ 2,192,083	4,267,949	$ 1,892,861
NET CASH PROVIDED BY FINANCING ACTIVITIES	$ 5,573,822	3,572,176	7,967,946	3,219,624
NET INCREASE IN CASH AND CASH EQUIVALENTS	499,908	61,958	151,833	103,278
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	433,712	281,879	281,879	178,601
CASH AND CASH EQUIVALENTS, END OF YEAR	933,620	343,837	433,712	281,879
Supplemental disclosures:
Interest paid in cash	$ 413,565	$ 178,492	$ 477,157	$ 94,125
Income taxes paid in cash
Deposit on preferred stock in lieu of accrued compensation			$ 85,989	$ 914,011
Issuance of common stock in lieu of payment of deferred salary		$ 444,977	1,000,000	$ 1,172,823
Issuance of common stock in lieu of loan payments		$ 200,000	390,000
Issuance of preferred stock in lieu of consulting fees	$ 279,500
Issuance of common stock in lieu of payment of dividend on preferred shares			$ 90,411